Related Parties - Summary of Amounts and Profit or Loss Related to Transactions Generated With Related Parties (Parenthetical) (Detail) - Maximum Average Term [member] - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Macro Agro SAU [Member]
Disclosure of transactions between related parties [line items]
Loans and other financing	$ 68,502
Fintech SGR [Member]
Disclosure of transactions between related parties [line items]
Loans and other financing		$ 7,895,654
Subsidiaries [member] | Macro Securities SAU [member]
Disclosure of transactions between related parties [line items]
Loans and other financing	21,637,333	14,101,862
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Loans and other financing	3,762,515	4,108,625
Other related parties [member]
Disclosure of transactions between related parties [line items]
Loans and other financing	$ 51,513,614	$ 52,441,567